Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income	$ 390	$ 366	$ 225	$ 479	$ 297	$ 138	$ 361	$ (63)	$ 1,460	$ 733	$ 247
Less: Dividends on mandatory convertible preferred stock	(14)	(13)	(14)	(14)	(14)	(13)	(14)	(14)	(55)	(55)	0
Net income attributable to common stockholders - basic and diluted	$ 376	$ 353	$ 211	$ 465	$ 283	$ 125	$ 347	$ (77)	$ 1,405	$ 678	$ 247
Weighted average shares outstanding - basic (in shares)	824,982,734	822,998,697	822,434,490	819,431,761	816,585,782	815,069,272	811,605,031	808,605,526	822,470,275	812,994,028	805,284,712
Outstanding stock options and unvested stock awards (in shares)									10,584,270	9,623,910	8,893,887
Mandatory convertible preferred stock (in shares)									0	0	1,743,659
Weighted average shares outstanding - diluted (in shares)	867,262,400	832,257,819	829,752,956	859,382,827	824,716,119	822,017,220	821,122,537	808,605,526	833,054,545	822,617,938	815,922,258
Earnings per share - basic (in USD per share)	$ 0.46	$ 0.43	$ 0.26	$ 0.57	$ 0.35	$ 0.15	$ 0.43	$ (0.09)	$ 1.71	$ 0.83	$ 0.31
Earnings per share - diluted (in USD per share)	$ 0.45	$ 0.42	$ 0.25	$ 0.56	$ 0.34	$ 0.15	$ 0.42	$ (0.09)	$ 1.69	$ 0.82	$ 0.30
Outstanding stock options and unvested stock awards (in shares)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities									3,528,683	4,842,370	1,426,331
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities									32,237,266	32,237,266	0